Net Sales Information by Products and Services (Detail) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 JPY (¥)	Mar. 31, 2012 Outerwear/Sportswear USD ($)	Mar. 31, 2012 Outerwear/Sportswear JPY (¥)	Mar. 31, 2011 Outerwear/Sportswear JPY (¥)	Mar. 31, 2010 Outerwear/Sportswear JPY (¥)	Mar. 31, 2012 Hosiery USD ($)	Mar. 31, 2012 Hosiery JPY (¥)	Mar. 31, 2011 Hosiery JPY (¥)	Mar. 31, 2010 Hosiery JPY (¥)	Mar. 31, 2012 Other textile goods and related products USD ($)	Mar. 31, 2012 Other textile goods and related products JPY (¥)	Mar. 31, 2011 Other textile goods and related products JPY (¥)	Mar. 31, 2010 Other textile goods and related products JPY (¥)	Mar. 31, 2012 Others USD ($)	Mar. 31, 2012 Others JPY (¥)	Mar. 31, 2011 Others JPY (¥)	Mar. 31, 2010 Others JPY (¥)	Mar. 31, 2012 Innerwear USD ($)	Mar. 31, 2012 Innerwear JPY (¥)	Mar. 31, 2011 Innerwear JPY (¥)	Mar. 31, 2010 Innerwear JPY (¥)	Mar. 31, 2012 Innerwear Foundation and lingerie USD ($)	Mar. 31, 2012 Innerwear Foundation and lingerie JPY (¥)	Mar. 31, 2011 Innerwear Foundation and lingerie JPY (¥)	Mar. 31, 2010 Innerwear Foundation and lingerie JPY (¥)	Mar. 31, 2012 Innerwear Nightwear USD ($)	Mar. 31, 2012 Innerwear Nightwear JPY (¥)	Mar. 31, 2011 Innerwear Nightwear JPY (¥)	Mar. 31, 2010 Innerwear Nightwear JPY (¥)	Mar. 31, 2012 Innerwear Children's underwear USD ($)	Mar. 31, 2012 Innerwear Children's underwear JPY (¥)	Mar. 31, 2011 Innerwear Children's underwear JPY (¥)	Mar. 31, 2010 Innerwear Children's underwear JPY (¥)
Revenue from External Customer [Line Items]
Net sales	$ 2,085,875	¥ 171,897,000	¥ 165,548,000	¥ 163,548,000	$ 198,653	¥ 16,371,000	¥ 17,397,000	¥ 17,125,000	$ 19,973	¥ 1,646,000	¥ 1,666,000	¥ 1,702,000	$ 99,818	¥ 8,226,000	¥ 7,493,000	¥ 7,420,000	$ 126,574	¥ 10,431,000	¥ 12,676,000	¥ 9,778,000	$ 1,640,857	¥ 135,223,000	¥ 126,316,000	¥ 127,523,000	$ 1,508,349	¥ 124,303,000	¥ 116,127,000	¥ 116,478,000	$ 113,942	¥ 9,390,000	¥ 8,713,000	¥ 9,437,000	$ 18,566	¥ 1,530,000	¥ 1,476,000	¥ 1,608,000